Income tax	12 Months Ended
Dec. 31, 2019
Income tax
Income tax

6. Income tax

	Year ended December 31,
	2019	2018	2017
	$'m	$'m	$'m
Current tax:
Current tax for the year	70	73	60
Adjustments in respect of prior years	7	11	1
Total current tax	77	84	61
Deferred tax:
Deferred tax for the year	(31)	(58)	(133)
Adjustments in respect of prior years	(2)	(8)	(5)
Total deferred tax	(33)	(66)	(138)
Income tax charge/(credit)	44	18	(77)

Reconciliation of income tax charge/(credit) and the loss before tax multiplied by the Group’s domestic tax rate for 2019, 2018 and 2017 is as follows:

	Year ended December 31,
	2019	2018	2017
	$'m	$'m	$'m
Loss before tax	(240)	(274)	(203)
Loss before tax multiplied by the standard rate of Luxembourg corporation tax: 24.94% (2018: 26.01%; 2017: 27.08%)	(60)	(71)	(55)
Tax losses for which no deferred income tax asset was recognized	32	—	—
Re-measurement of deferred taxes	(2)	1	(69)
Adjustment in respect of prior years	5	3	(4)
Income subject to state and other local income taxes	11	12	12
Income taxed at rates other than standard tax rates	7	5	(6)
Non-deductible items	48	55	42
Other	3	13	3
Income tax charge/(credit)	44	18	(77)

The total income tax charge/(credit) outlined above for each year includes a tax charge of $3 million in 2019 (2018 tax credit of $49 million; 2017 tax credit of $124 million) in respect of exceptional items, being the tax effect of the items set out in Note 4. The $124 million exceptional income tax credit recognized in the year ended December 31, 2017 includes a credit of $71 million on remeasurement of deferred tax positions following the enactment of the Tax Cuts and Jobs Act of 2017 (“TCJA”) in the United States of America.

Tax losses for which no deferred income tax asset was recognized relates to tax losses incurred in Ireland in respect of exceptional finance expense, in addition to the carry-forward of interest expense in certain jurisdictions.

Non‑deductible items principally relate to non‑deductible interest expense in Ireland and Luxembourg, in addition to the elimination of intercompany recharges and finance expense relating to discontinued operations. Income taxed at non‑standard rates takes account of foreign tax rate differences (versus the Luxembourg standard 24.94% rate) on earnings.

The tax charge associated with discontinued operation is recognized separately in the results of discontinued operation. See note 25 for further details.